Global Opportunities Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 68.19%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.23% 16,895,826
$ 16,895,826
TOTAL MONEY MARKET FUND - 68.19% 16,895,826
(Cost $16,895,826)
TOTAL INVESTMENTS
-
68.19%
$ 16,895,826
(Cost $16,895,826)
Other Assets in Excess of Liabilities - 31.81% 7,880,042
NET ASSETS - 100.00% $ 24,775,868
^
Rate disclosed as of March 31, 2025.
Summary of inputs used to value the Fund’s investments as of 3/31/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market
Fund $ 16,895,826 $ – $ – $ 16,895,826
OTC Total
Return Swaps – 1,009,707 – 1,009,707
TOTAL
$16,895,826 $1,009,707 $– $17,905,533

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Communication Services
Arcadyan Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 17,000 $ 107,532 $ 116,522 $ 8,724
EverQuote, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 3,792 92,714 99,312 6,336
GMO internet group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 5,000 106,419 102,887 (1,536)
Grindr, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,800 45,888 50,120 4,126
International Games
System Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,000 108,958 94,176 (15,095)
JOYY, Inc., ADR
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,100 52,370 46,178 (6,313)
Konami Group Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 100 11,372 11,808 698
Magyar Telekom
Telecommunications
PLC
BUBOR01M Monthly
JPMorgan
Chase 12/10/2060 27,866 122,975 121,641 (691)
MFE-MediaForEurope NV,
Class A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 2,798 9,825 10,171 351
Sea, Ltd., ADR
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 500 63,660 65,245 1,405
Spotify Technology SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 200 97,848 110,006 11,881
819,561 828,066 9,886
Consumer Discretionary
Aisan Industry Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 7,200 97,281 101,584 7,581
Asics Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 5,000 104,128 106,038 3,745
Auto1 Group SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 4,365 100,004 97,102 (2,847)
Bic Camera, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 10,000 108,558 104,804 (1,088)
Booking Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 14 62,314 64,497 2,006
Brinker International, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 754 104,904 112,384 7,195
CCC SA
WIBO1M Monthly
JPMorgan
Chase 12/10/2060 2,317 108,819 140,779 31,471
CECONOMY AG
ESTRON Monthly
JPMorgan
Chase 12/10/2060 27,917 105,348 100,665 (4,625)
Clas Ohlson AB, Class B
STIB1M Monthly
JPMorgan
Chase 12/10/2060 4,549 105,421 105,451 (890)
Currys PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 72,479 82,815 81,454 (1,694)
DigiPlus Interactive Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 189,900 124,042 119,810 (2,511)
Einhell Germany AG
ESTRON Monthly
JPMorgan
Chase 12/10/2060 125 8,887 8,718 (164)
Exedy Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,000 98,569 88,109 (5,964)
FCC Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,400 97,475 91,938 (1,094)
JB Hi-Fi, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 1,947 110,021 113,803 4,386

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Jinan Acetate Chemical
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,000 $ 33,998 $ 26,180 $ (7,907)
JINS Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,200 95,233 102,118 8,943
Johnson Health Tech Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 15,000 91,147 90,064 (1,357)
JVCKenwood Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 10,500 91,332 88,532 (618)
Kaufman & Broad SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 2,720 97,277 94,797 (2,427)
Kingfisher PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 2,321 8,044 7,645 (431)
Mobilezone Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 3,147 44,519 45,501 955
Moonpig Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 31,542 82,825 86,008 2,851
Mr Price Group, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 604 7,628 7,326 (321)
Neinor Homes SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 4,562 66,854 66,860 191
Pandora A/S
CIBO01M Monthly
JPMorgan
Chase 12/10/2060 437 72,896 66,975 (5,858)
Pop Mart International
Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 5,400 77,926 109,138 31,151
Realreal, Inc. (The)
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 15,450 85,089 83,276 (2,011)
Round One Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 9,900 70,842 65,106 (4,195)
Rush Street Interactive,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 10,714 106,670 114,854 7,906
Sanrio Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,400 97,008 111,038 16,273
Seres Group Co., Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,000 91,398 87,225 (4,461)
SNT Motiv Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 3,492 60,457 61,539 934
Sumitomo Forestry Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 200 6,391 6,030 (238)
Sumitomo Riko Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 8,800 103,865 102,949 2,770
TCL Electronics Holdings,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 112,000 106,250 135,763 29,429
Token Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,100 95,457 95,279 1,580
Tomy Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,200 74,718 74,392 1,583
Wowprime Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 11,000 79,472 74,970 (4,718)
Yue Yuen Industrial
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 45,000 90,138 72,299 (17,909)
Zalando SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,251 42,775 43,391 640
3,298,795 3,356,391 88,262

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Staples
AVI, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 1,439 $ 7,115 $ 6,972 $ (161)
BRF SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 23,300 75,937 80,355 4,196
Cal-Maine Foods, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,232 105,294 111,989 6,417
China Foods, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 300,000 106,785 116,530 9,659
Distribuidora Internacional
de Alimentacion SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 4,420 86,472 102,278 16,045
First Pacific Co., Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 146,000 88,148 88,474 258
Greencore Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 43,262 108,855 95,144 (14,149)
Heineken Malaysia Bhd
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 16,800 99,885 101,339 1,138
HelloFresh SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 12,482 124,774 105,682 (18,924)
JBS S/A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 15,800 88,205 113,825 25,363
Life Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 8,000 99,868 103,415 6,589
Marfrig Global Foods SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 43,000 111,138 136,088 24,639
Marks & Spencer Group
PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 22,286 104,214 102,891 (1,742)
Mezzan Holding Co
KSCC
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,828 8,259 8,142 (143)
Mitsubishi Shokuhin Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,700 91,923 88,711 9
Sok Marketler Ticaret AS
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 66,826 76,546 64,488 (12,260)
Sprouts Farmers Market,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 69 9,160 10,532 1,347
United Natural Foods, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,396 114,005 120,406 6,098
1,506,583 1,557,261 54,379
Energy
Aker Solutions ASA
NIBOR1M Monthly
JPMorgan
Chase 12/10/2060 28,622 84,175 92,003 6,331
Alamtri Resources
Indonesia Tbk PT
# OBFR01 Monthly
JPMorgan
Chase 12/10/2060 960,000 111,325 106,647 (5,016)
CES Energy Solutions
Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 22,466 109,340 115,526 6,311
Enerflex, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 13,675 96,534 105,671 8,785
Esso SA Francaise
ESTRON Monthly
JPMorgan
Chase 12/10/2060 832 112,169 130,894 18,787
Kinetic Development
Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 686,000 106,157 100,872 (2,282)
Modec, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,800 79,762 77,729 (803)
Oil Refineries, Ltd.
TELBOR01 Monthly
JPMorgan
Chase 12/10/2060 353,740 98,310 84,150 (8,438)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Energy — (continued)
Parex Resources, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 10,211 $ 89,293 $ 95,224 $ 5,506
Petroleo Brasileiro SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,500 44,403 48,839 4,330
PetroTal Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 206,500 90,147 97,578 7,003
Plains GP Holdings LP,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,230 108,872 111,713 2,561
Prima Marine PCL
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 33,900 7,124 6,556 (590)
SBM Offshore NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,783 37,526 37,994 489
Secure Waste
Infrastructure Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 5,096 49,613 55,526 5,677
Semirara Mining & Power
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 161,300 105,501 99,359 (6,499)
Stanmore Resources, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 31,447 44,608 41,912 (2,521)
Tamarack Valley Energy,
Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 31,659 88,657 96,140 7,441
Technip Energies NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,143 36,645 37,293 749
Thungela Resources, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 17,679 107,877 97,535 (10,632)
1,608,038 1,639,161 37,189
Financials
ABN AMRO Bank NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 2,317 47,961 48,822 888
Abu Dhabi Islamic Bank
PJSC
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 6,501 31,437 28,390 (1,677)
Anadolu Anonim Turk
Sigorta Sirketi
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 37,198 108,986 91,294 (14,314)
Annaly Capital
Management, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,293 92,421 87,191 (2,467)
Apollo Commercial Real
Estate Finance, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 6,127 60,431 58,635 (403)
Banca Generali S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 892 48,727 50,256 1,662
Banco ABC Brasil SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 31,900 109,385 114,598 4,921
Banco del Bajio SA
MXIBTIIE Monthly
JPMorgan
Chase 12/10/2060 22,000 49,590 47,796 (1,145)
Banco do Brasil SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 20,000 94,070 98,801 4,506
Bancolombia SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 11,128 112,642 112,132 8,631
Bank Handlowy w
Warszawie SA
WIBO1M Monthly
JPMorgan
Chase 12/10/2060 2,438 70,453 73,431 3,055
Bank Of East Asia, Ltd.
(The)
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 30,800 47,256 46,094 (1,201)
BB Seguridade
Participacoes SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 16,200 108,765 114,407 5,341
Blackstone Mortgage
Trust, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 3,643 73,670 72,860 732

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Chimera Investment Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 600 $ 8,286 $ 7,698 $ (389)
China Construction Bank
Corp., Class H
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 112,000 96,346 99,250 2,826
Close Brothers Group
PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 2,343 10,013 8,478 (1,576)
Dah Sing Banking Group,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 93,600 109,889 103,192 (6,783)
Dah Sing Financial
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 20,400 82,777 76,382 (6,462)
Danske Bank A/S
CIBO01M Monthly
JPMorgan
Chase 12/10/2060 1,131 38,908 37,019 (1,779)
Dynex Capital, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,775 110,167 101,231 (7,904)
Ellington Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,270 109,592 109,660 857
Financial Partners Group
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 500 8,002 7,739 79
Grupo Financiero Banorte
SAB de CV, Class O
MXIBTIIE Monthly
JPMorgan
Chase 12/10/2060 12,300 87,322 85,306 (1,521)
Helia Group, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 31,916 120,163 80,292 (25,097)
Huaxia Bank Co., Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 59,400 59,245 64,201 4,801
Intesa Sanpaolo S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 17,112 88,831 88,190 (595)
Jackson Financial, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 92 7,469 7,708 217
JB Financial Group Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,396 84,843 87,993 6,270
Komercni Banka AS
PRIB01M Monthly
JPMorgan
Chase 12/10/2060 1,665 77,607 80,720 3,027
Lincoln National Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,972 103,397 106,725 3,088
Lion Finance Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 1,532 104,376 108,325 3,530
Magellan Financial Group,
Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 13,135 65,523 63,352 (1,746)
Mandatum Oyj
ESTRON Monthly
JPMorgan
Chase 12/10/2060 15,851 94,091 96,066 2,235
Mizrahi Tefahot Bank, Ltd.
TELBOR01 Monthly
JPMorgan
Chase 12/10/2060 1,114 52,926 50,100 (1,910)
Moneta Money Bank AS
PRIB01M Monthly
JPMorgan
Chase 12/10/2060 17,026 103,543 108,230 4,533
New China Life Insurance
Co., Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 29,400 103,322 112,408 9,005
Ninety One, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 28,647 54,692 54,395 (451)
People's Insurance Co.
Group of China, Ltd.
(The), Class H
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 189,000 99,754 97,903 (1,929)
Plus500, Ltd.
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 3,129 108,162 111,075 4,130

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Polar Capital Holdings
PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 16,378 $ 90,556 $ 90,337 $ (583)
Postal Savings Bank
of China Co., Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 75,000 49,047 46,409 (2,676)
Rithm Capital Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,804 66,599 66,456 1,149
SCB X PCL
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 13,000 47,133 47,247 (32)
SCOR SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,684 48,455 48,634 313
Suncorp Group Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 3,208 38,035 38,854 967
Svenska Handelsbanken
AB, Class A
STIB1M Monthly
JPMorgan
Chase 12/10/2060 8,663 114,072 97,905 (6,154)
TBC Bank Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 2,306 127,056 123,023 (4,543)
TPG RE Finance Trust,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,723 65,568 62,942 (958)
Two Harbors Investment
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,078 110,531 107,922 (2,895)
Woori Financial Group,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 780 8,652 8,808 430
3,810,744 3,736,882 (19,997)
Health Care
Ambea AB
STIB1M Monthly
JPMorgan
Chase 12/10/2060 10,135 102,219 110,668 7,557
Bioventus, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 10,000 90,664 91,500 596
Caliway
Biopharmaceuticals
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,000 26,712 23,765 (3,013)
CareDx, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 398 7,200 7,064 (156)
Clover Health Investments
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 22,970 77,868 82,462 4,374
Consun Pharmaceutical
Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 91,000 93,248 107,910 14,589
CureVac NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 12,619 38,019 35,307 (2,690)
Draegerwerk AG & Co
KGaA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,764 108,225 121,258 13,182
Extendicare, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 12,732 115,397 114,133 (1,495)
Genomma Lab
Internacional SAB de
CV, Class B
MXIBTIIE Monthly
JPMorgan
Chase 12/10/2060 91,700 106,340 113,457 7,617
Hims & Hers Health, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,543 87,657 75,146 (12,759)
Kuros Biosciences AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 4,122 88,389 90,026 1,930
MannKind Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 13,092 66,879 65,853 (1,188)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Health Care
— (continued)
Mesoblast, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 52,176 $ 67,784 $ 64,614 $ (2,730)
MLP Saglik Hizmetleri AS
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,068 76,485 67,397 (9,335)
Phibro Animal Health
Corp., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 3,946 91,646 84,287 (7,619)
Regis Healthcare, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 27,971 111,502 119,053 9,142
SIGA Technologies, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,827 43,511 42,892 (720)
Sigma Healthcare, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 25,596 46,651 46,353 5
Suzuken Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,200 107,120 105,701 1,327
Telix Pharmaceuticals,
Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 6,344 110,046 106,216 (3,193)
TG Therapeutics, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 335 13,142 13,209 30
1,676,704 1,688,271 15,451
Industrials
Acter Group Corp., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 6,000 67,084 64,561 (2,725)
Air Canada
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 7,852 85,803 77,317 (8,894)
Al Babtain Power &
Telecommunication
Co.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,126 75,802 86,667 10,606
Apex Dynamics, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,000 47,800 44,990 (2,315)
Bizlink Holding, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 6,000 105,381 93,263 (12,439)
Blue Bird Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 214 7,201 6,927 (294)
CTT-Correios de Portugal
SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 14,320 105,842 115,919 10,136
CyberPower Systems,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,000 38,672 34,186 (4,581)
DL E&C Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,363 73,711 67,136 (6,755)
dormakaba Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 121 92,253 90,326 (1,621)
E-Commodities Holdings,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 546,000 70,977 57,634 (13,401)
El Al Israel Airlines
TELBORON Monthly
JPMorgan
Chase 12/10/2060 37,483 116,937 113,771 (1,142)
Embraer SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 900 11,535 10,370 (1,199)
Eva Airways Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 69,000 94,861 84,898 (10,248)
Evergreen Marine Corp.
Taiwan, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 13,000 88,670 87,160 (1,778)
Fincantieri S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 11,946 123,328 133,394 10,130

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Fujikura, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,800 $ 110,348 $ 103,698 $ (3,971)
Furukawa Electric Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,900 113,177 98,034 (11,120)
IHI Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,600 111,719 111,662 2,667
Inwido AB
STIB1M Monthly
JPMorgan
Chase 12/10/2060 497 9,888 9,977 3
JET2 PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 6,028 103,100 96,874 (6,537)
Kanematsu Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 6,300 110,249 106,413 17
Keller Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 5,639 97,793 100,652 2,466
Konecranes Oyj
ESTRON Monthly
JPMorgan
Chase 12/10/2060 129 9,598 8,256 (1,141)
Kongsberg Gruppen ASA
NIBOR1M Monthly
JPMorgan
Chase 12/10/2060 622 87,259 91,195 1,657
Koninklijke BAM Groep
NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 21,408 114,659 119,873 5,278
Koninklijke Heijmans N.V
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,059 119,678 129,373 9,761
L&K Engineering Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 14,000 113,356 100,147 (13,550)
Lonking Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 364,000 85,282 92,004 6,655
MDA Space, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 5,500 105,374 105,066 (719)
Meidensha Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,900 55,768 55,418 1,134
Mitsubishi Heavy
Industries, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,500 55,775 60,108 5,589
Morgan Sindall Group
PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 2,792 107,453 119,750 11,997
Nationgate Holdings Bhd
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 302,700 89,448 92,738 3,059
NCC AB, Class B
STIB1M Monthly
JPMorgan
Chase 12/10/2060 3,265 61,342 61,951 (306)
Per Aarsleff Holding A/S
CIBO01M Monthly
JPMorgan
Chase 12/10/2060 1,535 108,176 108,794 711
Qantas Airways, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 19,297 107,295 110,015 3,139
R&S Group Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 4,962 99,364 103,785 4,751
Resolute Holdings
Management, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 458 15,183 14,354 (872)
Rolls-Royce Holdings
PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 13,178 124,607 128,082 2,974
Sanki Engineering Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,300 94,242 97,412 7,104
Sanwa Holdings Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,900 99,481 93,059 (3,778)
Sinfonia Technology Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,300 98,780 93,028 (2,632)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Societe BIC SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 663 $ 43,902 $ 44,914 $ 1,037
SPIE SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,138 48,861 48,687 (39)
Sunway Construction
Group Bhd
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 59,300 57,656 58,862 1,056
Toa Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,400 12,929 12,206 108
United Integrated
Services Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,000 104,461 111,377 6,616
Vertiv Holdings Co.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 84 6,554 6,065 (507)
Webuild S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 32,858 112,171 113,147 1,035
Wilson Bayly Holmes-
Ovcon, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 9,094 90,225 89,874 (590)
Yang Ming Marine
Transport Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 26,000 59,004 58,818 (332)
Yangzijiang Shipbuilding
Holdings, Ltd.
SIBCSORA Monthly
JPMorgan
Chase 12/10/2060 61,800 108,124 108,461 954
ZIM Integrated Shipping
Services, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,500 92,790 65,655 (13,133)
4,350,928 4,298,303 (15,979)
Information Technology
Advantest Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,000 52,931 44,577 (7,260)
AppLovin Corp., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 419 105,228 111,022 5,523
Asia Optical Co., Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 17,000 86,771 71,693 (15,340)
Asseco Poland SA
WIBO1M Monthly
JPMorgan
Chase 12/10/2060 1,394 51,189 57,099 5,680
Asustek Computer, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,000 19,870 18,606 (1,324)
Atoss Software SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 707 92,711 96,151 3,490
Cal-Comp Electronics
Thailand PCL
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 614,600 114,867 107,619 (5,203)
Celestica, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 1,200 99,673 94,663 (5,393)
Cellebrite DI, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 400 6,712 7,772 1,041
Clear Secure, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,129 104,464 106,982 2,223
CommScope Holding
Co., Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 21,730 104,757 115,386 10,387
Commvault Systems, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 401 59,540 63,262 3,553
CompoSecure, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 10,100 107,253 109,787 2,255
DataTec, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 40,633 108,089 123,568 15,195
Everlight Electronics Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 40,000 94,792 99,695 4,617

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Fortinet, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 291 $ 27,948 $ 28,012 $ (15)
GoDaddy, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 55 9,483 9,908 398
IONOS Group SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 338 8,572 9,410 844
Ituran Location and
Control, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,500 90,850 90,400 543
JinkoSolar Holding Co.,
Ltd., ADR
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,900 107,638 91,336 (16,595)
Konica Minolta, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 20,600 78,421 69,623 (7,355)
LandMark
Optoelectronics
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,000 40,348 35,111 (5,358)
Lenovo Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 38,000 56,593 51,641 (5,000)
Marketech International
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 21,000 104,376 99,881 (4,751)
Mobvista, Inc.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 63,000 45,718 56,270 10,513
MPI Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,000 89,810 81,021 (9,060)
NETGEAR, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,613 104,562 112,834 7,998
Newborn Town, Inc.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 148,000 108,022 112,251 4,137
Nutanix, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,361 87,635 95,011 7,129
NVIDIA Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 849 90,826 92,015 940
Oracle Corp Japan
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 100 9,599 10,523 1,101
Pegasystems, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 780 54,928 54,226 (857)
Pixart Imaging, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,000 7,839 6,829 (1,033)
Posiflex Technology, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 6,000 61,666 49,322 (12,496)
Ricoh Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 8,100 89,646 85,683 (1,564)
Shibaura Mechatronics
Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,200 108,827 105,292 2,025
SimilarWeb, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,864 52,776 48,495 (4,307)
Systena Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,900 9,302 9,451 459
Telefonaktiebolaget LM
Ericsson, Class B
STIB1M Monthly
JPMorgan
Chase 12/10/2060 7,687 65,304 59,811 (5,132)
Toshiba TEC Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 5,500 108,986 98,907 (7,351)
Truecaller AB, Class B
STIB1M Monthly
JPMorgan
Chase 12/10/2060 6,543 46,426 44,384 (2,735)
VTech Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 5,800 44,500 42,536 (1,998)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Wacom Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,900 $ 8,031 $ 7,282 $ (375)
Wix.com, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 600 102,665 98,028 (4,910)
3,030,144 2,983,375 (35,361)
Materials
Alpek SAB de CV
MXIBTIIE Monthly
JPMorgan
Chase 12/10/2060 114,700 65,185 58,570 (5,762)
Carpenter Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 311 53,613 56,347 2,582
Century Aluminum Co.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 3,950 65,550 73,312 7,576
China Hongqiao Group,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 59,500 111,676 123,084 11,321
China XLX Fertiliser, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 178,000 91,558 95,547 3,915
Evolution Mining, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 12,163 49,257 54,422 5,358
Fuji Seal International, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 5,500 100,951 96,449 (1,497)
Goldsun Building
Materials Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,000 6,494 6,184 (329)
Harmony Gold Mining
Co., Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 853 9,933 12,492 2,534
IAMGOLD Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 15,882 80,997 99,107 17,724
Kinross Gold Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 9,690 104,466 122,080 17,190
Lundin Gold, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 4,082 113,792 126,399 12,065
Mitsui Mining & Smelting
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,500 44,820 43,940 456
Ora Banda Mining, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 111,671 72,652 76,577 4,209
Perenti, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 132,700 105,680 111,249 8,607
Ramelius Resources, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 81,394 131,449 121,994 (7,160)
Scotts Miracle-Gro Co.
(The)
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 100 6,160 5,489 (688)
Sims, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 5,448 47,260 50,276 3,201
Sinofert Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 798,000 107,760 129,774 21,996
thyssenkrupp AG
ESTRON Monthly
JPMorgan
Chase 12/10/2060 10,011 96,374 102,782 6,674
Torex Gold Resources,
Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 4,631 98,932 128,241 28,838
Transcontinental, Inc.,
Class A
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 7,346 84,193 95,255 10,661
West African Resources,
Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/10/2060 7,562 10,683 11,091 478

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Yunnan Yuntianhua Co.,
Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 29,800 $ 87,091 $ 93,963 $ 6,597
1,746,526 1,894,624 156,546
Real Estate
Advancetek Enterprise
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 39,000 94,674 96,449 1,490
Aedas Homes SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 2,924 90,630 82,837 (7,743)
Da-Li Development Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 77,623 105,183 113,117 7,618
Emaar Development
PJSC
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 30,431 103,677 101,029 (2,937)
Emaar Properties PJSC
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 26,836 96,086 97,187 774
Jones Lang LaSalle, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 439 105,958 108,832 2,588
Kindom Development Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 30,000 51,251 48,444 (2,934)
Leopalace21 Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 28,600 108,532 111,981 6,110
Morguard North American
Residential Real
Estate Investment
Trust
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 705 8,251 8,505 241
NEPI Rockcastle NV
JIBA1M Monthly
JPMorgan
Chase 12/10/2060 7,293 52,408 52,712 2,326
Poly Property Services
Co., Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 12/10/2060 26,800 108,374 107,852 (610)
Starts Corp., Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,000 80,813 78,862 231
Wereldhave NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 587 9,733 10,162 435
1,015,570 1,017,969 7,589
Utilities
A2A S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 13,667 32,748 32,938 207
Brookfield Infrastructure
Corp., Class A
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 219 7,903 7,909 (32)
Centrica PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 57,839 107,623 111,991 4,104
Cia de Saneamento
de Minas Gerais
Copasa MG
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 11,400 44,910 39,455 (5,491)
Cia Energetica de Minas
Gerais
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 51,400 98,843 92,415 (4,739)
Drax Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 14,712 108,184 111,270 2,746
Enea SA
WIBO1M Monthly
JPMorgan
Chase 12/10/2060 11,799 43,172 46,805 3,680
Gas Malaysia Bhd
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 74,500 69,389 72,445 2,836
Hokuriku Electric Power
Co.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 10,300 61,542 57,309 (2,441)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Long (1.21%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Utilities — (continued)
Manila Electric Co.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,070 $ 9,356 $ 10,286 $ 1,091
Perusahaan Gas Negara
Tbk PT
# OBFR01 Monthly
JPMorgan
Chase 12/10/2060 660,700 62,506 61,740 (928)
646,176 644,563 1,033
Total Reference Entity - Long
$ 23,509,769 $ 23,644,866 $ 298,998
Total Return Swaps  - Short (2.87%)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Communication Services
Alibaba Pictures Group,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 950,000 (68,485) (64,629) 3,798
Atlanta Braves Holdings,
Inc., Class C
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,200 (47,376) (48,012) (519)
Better Collective A/S
STIB1D Monthly
JPMorgan
Chase 12/10/2060 7,675 (83,108) (84,948) (634)
Bumble, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,237 (20,846) (18,389) 2,509
China Literature, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 23,600 (78,018) (78,634) (612)
HUYA, Inc., ADR
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 17,500 (68,075) (56,175) 12,066
Kinepolis Group NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,765 (62,932) (61,779) 1,091
Lions Gate Entertainment
Corp., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 10,000 (95,900) (88,500) 7,636
Nexon Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 6,000 (81,404) (82,178) (2,307)
SEEK, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 2,803 (39,976) (37,898) 1,466
(646,120) (621,142) 24,494
Consumer Discretionary
Allegro.eu SA
WIBOON Monthly
JPMorgan
Chase 12/10/2060 11,359 (83,319) (92,148) (8,521)
Asmodee Group AB,
Class B
STIB1D Monthly
JPMorgan
Chase 12/10/2060 9,085 (83,933) (82,699) 2,453
Aston Martin Lagonda
Global Holdings PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 47,616 (50,136) (43,482) 6,687
Atom Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 18,800 (85,250) (79,052) 4,485
Auto Partner SA
WIBOON Monthly
JPMorgan
Chase 12/10/2060 17,482 (83,909) (81,486) 2,519
Basic-Fit NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,103 (77,615) (63,686) 13,853
Dave & Buster's
Entertainment, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,492 (86,783) (78,924) 8,056
Delivery Hero SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 2,956 (89,476) (70,878) 18,510
Fox Factory Holding Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,516 (66,800) (58,723) 8,241
Frasers Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 9,967 (83,017) (80,440) 2,873

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Fuji Kyuko Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,800 $ (74,827) $ (72,140) $ 356
GN Store Nord AS
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 2,950 (51,563) (46,144) 5,293
Guzman y Gomez, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 3,092 (64,714) (62,715) 1,721
Hermes International SCA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 25 (67,599) (65,778) 1,754
JM AB
STIB1D Monthly
JPMorgan
Chase 12/10/2060 4,546 (66,731) (65,312) 1,970
Kering SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 218 (58,975) (45,353) 13,439
LVMH Moet Hennessy
Louis Vuitton SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 124 (83,677) (76,791) 6,750
Melco Resorts &
Entertainment, Ltd.,
ADR
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 12,800 (69,376) (67,456) 2,091
Mercari, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,400 (38,710) (38,061) (79)
Nan Kang Rubber Tire
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 27,000 (36,135) (31,804) 3,935
New Oriental Education
& Technology Group,
Inc.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 15,700 (77,610) (74,681) 2,916
NIO, Inc., Class A
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 16,590 (74,001) (62,806) 11,121
Nissan Shatai Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 12,000 (83,822) (83,154) (886)
Nitori Holdings Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 600 (65,523) (58,704) 5,283
North-Star International
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 44,000 (73,537) (65,431) 7,891
Oriental Land Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,300 (73,488) (65,078) 6,873
PDD Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 700 (80,941) (82,845) (1,705)
PWR Holdings, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 19,644 (88,054) (84,068) 3,428
QuantumScape Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 19,811 (84,555) (82,414) 2,280
RH
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 232 (50,875) (54,383) (3,407)
Salvatore Ferragamo
S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 5,679 (41,882) (38,376) 3,452
Shimano, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 500 (73,035) (70,206) 1,454
SJM Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 269,000 (82,658) (83,068) (454)
Svitzer Group A/S
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 2,279 (71,514) (72,195) (919)
Tainan Spinning Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 192,000 (82,494) (78,080) 4,539
TravelSky Technology,
Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 60,000 (84,963) (89,091) (4,142)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
We Buy Cars Holdings,
Ltd.
SAONBOR Monthly
JPMorgan
Chase 12/10/2060 24,304 $ (56,531) $ (55,832) $ 825
Yamaha Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 10,300 (81,543) (79,931) (810)
Young & Co's Brewery
PLC, Class A
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 693 (7,547) (6,660) 905
(2,737,118) (2,590,075) 135,030
Consumer Staples
COFCO Joycome Foods,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 242,000 (46,418) (46,133) 246
Davide Campari-Milano
NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 12,275 (85,139) (72,152) 12,901
elf Beauty, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 963 (62,606) (60,467) 2,263
Fevertree Drinks PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 8,853 (82,300) (92,969) (10,545)
Great Tree Pharmacy Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 9,000 (50,586) (43,426) 7,194
Grupo Bimbo SAB de CV
MXIBTIIE Monthly
JPMorgan
Chase 12/10/2060 24,300 (67,985) (66,068) 1,728
Intercos S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 5,500 (78,800) (76,718) 2,001
Ito En, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,700 (75,156) (78,902) (5,020)
Kagome Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,600 (74,101) (70,596) 2,110
Kobayashi Pharmaceutical
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,500 (57,215) (56,825) (687)
Kobe Bussan Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,500 (83,728) (81,488) 839
Kose Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,600 (74,012) (66,398) 6,220
L'Oreal SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 153 (60,439) (56,869) 3,511
Lotus Bakeries NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 10 (90,073) (88,901) 892
MGP Ingredients, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,150 (35,516) (33,787) 1,800
Microbio Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 81,000 (79,981) (63,912) 16,086
Nissin Foods Holdings
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,000 (63,301) (61,231) 182
Pick n Pay Stores, Ltd.
SAONBOR Monthly
JPMorgan
Chase 12/10/2060 49,438 (74,431) (74,266) 300
Raia Drogasil SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 20,300 (62,480) (67,768) (5,227)
Rohto Pharmaceutical
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,900 (28,096) (28,450) (1,135)
Sakata Seed Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,200 (75,240) (72,068) 1,756
Taiwan TEA Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 70,000 (40,315) (37,512) 2,834
Unicharm Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 10,300 (85,463) (82,037) 1,817

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Staples
— (continued)
Westrock Coffee Co.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 11,438 $ (73,546) $ (82,582) $ (8,895)
(1,606,927) (1,561,525) 33,171
Energy
Boss Energy, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 45,820 (63,861) (72,662) (9,246)
Cameco Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 2,016 (82,862) (82,991) 165
Energy Fuels, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 20,212 (81,513) (74,862) 6,857
Expro Group Holdings NV
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 626 (6,335) (6,222) 128
Kelt Exploration, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 8,671 (35,089) (40,973) (5,732)
Mattr Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 12,000 (80,391) (85,390) (4,726)
Neste Oyj
ESTRON Monthly
JPMorgan
Chase 12/10/2060 8,671 (83,631) (80,200) 1,298
NextDecade Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 12,389 (84,378) (96,386) (11,818)
Paratus Energy Services,
Ltd.
NOWA Monthly
JPMorgan
Chase 12/10/2060 25,199 (90,690) (91,879) 680
Tourmaline Oil Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 175 (7,824) (8,440) (582)
Verbio SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 2,991 (30,794) (28,411) 2,200
Yellow Cake PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 15,323 (83,737) (83,398) 520
(731,105) (751,814) (20,256)
Financials
Aiful Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 26,900 (62,701) (62,682) (1,340)
Allfunds Group Plc
ESTRON Monthly
JPMorgan
Chase 12/10/2060 14,618 (83,552) (84,136) (844)
Alpha Group International
PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 274 (8,450) (8,991) (511)
Arch Capital Group, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 729 (66,135) (70,115) (3,819)
Aura Investments, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 10,178 (51,789) (45,765) 5,288
AvidXchange Holdings,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 12,174 (85,274) (103,236) (17,792)
Baldwin Insurance Group,
Inc. (The)
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,077 (80,255) (92,821) (12,383)
Banco Bradesco SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 22,400 (44,685) (49,735) (4,963)
Banco Pan SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 71,000 (86,110) (90,703) (4,425)
Bank Al-Jazira
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 18,210 (83,479) (84,636) (1,248)
Bank of Kaohsiung Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 237,000 (82,937) (82,171) 878
Brookfield Wealth
Solutions, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 1,600 (79,823) (83,611) (3,604)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Clal Insurance Enterprises
Holdings, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 2,516 $ (68,681) $ (61,792) $ 5,558
Columbia Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,106 (77,138) (76,590) 702
Creades AB
STIB1D Monthly
JPMorgan
Chase 12/10/2060 5,970 (43,328) (45,422) (1,484)
Customers Bancorp, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 175 (8,410) (8,785) (354)
CVC Capital Partners
PLC
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,335 (66,539) (66,161) 313
Definity Financial Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 206 (8,689) (9,153) (427)
DigitalBridge Group, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 9,170 (83,954) (80,879) 3,165
Donnelley Financial
Solutions, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,295 (55,492) (56,604) (1,002)
eGuarantee, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 5,400 (65,686) (63,372) (246)
Encore Capital Group,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,003 (64,410) (68,663) (4,124)
Everest Group, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 162 (57,866) (58,860) (851)
Flywire Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,554 (86,690) (81,263) 5,602
GMO Payment Gateway,
Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,600 (81,675) (85,134) (4,901)
Guotai Junan International
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 566,000 (82,923) (77,494) 5,273
IBF Financial Holdings
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 98,000 (40,683) (38,080) 2,675
Infratil, Ltd.
NZOCR Monthly
JPMorgan
Chase 12/10/2060 10,794 (65,363) (63,688) 1,280
Intact Financial Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 41 (8,079) (8,377) (262)
Inter & Co., Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 15,100 (79,124) (82,748) (3,455)
JTC PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 6,043 (74,233) (71,283) 3,214
Lemonade, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,883 (61,574) (59,183) 2,541
LIFENET INSURANCE
CO.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 7,300 (86,509) (85,195) (37)
Live Oak Bancshares, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,993 (55,452) (53,133) 2,429
M&A Research Institute
Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,900 (32,413) (30,162) 1,608
MarketAxess Holdings,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 339 (72,061) (73,343) (1,106)
Marqeta, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 20,370 (78,832) (83,924) (4,898)
Migdal Insurance &
Financial Holdings,
Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 36,853 (76,209) (66,910) 7,802

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
NU Holdings, Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,900 $ (82,977) $ (80,896) $ 2,266
Open Lending Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 12,238 (55,560) (33,777) 21,920
Pagseguro Digital, Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 9,900 (71,775) (75,537) (3,585)
Perella Weinberg Partners
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 383 (7,059) (7,047) 29
Prudential PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 7,291 (70,127) (78,677) (9,488)
RenaissanceRe Holdings,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 288 (69,538) (69,120) 587
Ryan Specialty Holdings,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 630 (43,299) (46,538) (3,153)
StepStone Group, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,650 (80,655) (86,180) (5,340)
StoneCo., Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 9,100 (84,266) (95,368) (10,908)
Taichung Commercial
Bank Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 96,000 (59,938) (59,789) 280
Taiwan Business Bank
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 152,000 (70,888) (67,343) 3,715
Tamburi Investment
Partners S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 8,323 (71,439) (66,291) 5,075
Trisura Group, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 3,438 (75,614) (79,867) (3,925)
Triumph Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,370 (82,105) (79,186) 3,083
Union Bank Of Taiwan
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 165,000 (82,214) (84,867) (2,573)
WEX, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 411 (64,260) (64,535) (117)
ZhongAn Online P&C
Insurance Co., Ltd.,
Class H
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 49,600 (80,580) (78,408) 2,103
Zip Co., Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 31,399 (38,084) (32,344) 5,576
(3,587,581) (3,600,570) (20,203)
Health Care
Acadia Healthcare Co.,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,520 (73,239) (76,406) (3,006)
Amplifon S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,776 (85,359) (76,657) 8,538
Angelalign Technology,
Inc.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 10,000 (79,285) (70,985) 8,167
CVS Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 5,106 (65,160) (66,221) (828)
Demant A/S
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 1,389 (51,870) (46,679) 5,115
Dr Sulaiman Al Habib
Medical Services
Group Co.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,177 (84,091) (87,418) (3,418)
Establishment Labs
Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,347 (85,619) (95,769) (10,015)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Health Care
— (continued)
Evolent Health, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,077 $ (46,201) $ (48,079) $ (1,765)
Gushengtang Holdings,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 17,100 (89,813) (70,922) 18,572
Lifetech Scientific Corp.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 268,000 (54,557) (56,549) (2,040)
Medley, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,900 (61,171) (58,725) 1,496
Neogen Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,493 (82,946) (73,634) 9,504
PolyNovo, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 113,682 (87,679) (82,422) 4,778
Ramsay Health Care, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 3,971 (84,019) (85,293) (1,636)
Ypsomed Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 192 (68,945) (74,321) (5,639)
(1,099,954) (1,070,080) 27,823
Industrials
AcBel Polytech, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 71,000 (66,004) (62,518) 3,464
AeroVironment, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 342 (41,851) (40,763) 1,171
Air France-KLM
ESTRON Monthly
JPMorgan
Chase 12/10/2060 9,690 (120,033) (90,054) 29,618
Array Technologies, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 12,658 (80,758) (61,644) 19,312
ATS Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 2,915 (76,978) (72,660) 4,652
Auckland International
Airport, Ltd.
NZOCR Monthly
JPMorgan
Chase 12/10/2060 15,075 (69,543) (69,926) (1,447)
AutoStore Holdings, Ltd.
NOWA Monthly
JPMorgan
Chase 12/10/2060 81,939 (76,735) (72,225) 6,473
Beijing Capital
International Airport
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 212,000 (76,961) (76,690) 258
Boyd Group Services,
Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 478 (79,380) (68,721) 10,952
Brookfield Business
Corp., Class A
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 2,700 (69,972) (71,785) (1,510)
Carel Industries S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,910 (83,393) (71,491) 11,818
Carrier Global Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 655 (42,672) (41,527) 1,230
CSBC Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 67,000 (34,198) (34,137) 73
Danieli & C Officine
Meccaniche S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,733 (45,990) (44,592) 1,254
DSV A/S
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 197 (40,074) (38,096) 1,844
Eve Holding, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 22,700 (72,511) (75,364) (2,854)
Experian PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 1,567 (72,124) (72,607) (226)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Forward Air Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,825 $ (87,470) $ (96,934) $ (9,271)
Grupo Traxion SAB de
CV
MXIBTIIE Monthly
JPMorgan
Chase 12/10/2060 42,800 (35,330) (32,961) 2,205
GVS S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 16,375 (82,977) (76,689) 6,132
Hainan Meilan
International Airport
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 61,000 (68,946) (71,236) (2,338)
Hankyu Hanshin
Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,800 (48,600) (48,433) (928)
Helios Towers PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 63,666 (82,624) (87,668) (5,046)
Hino Motors, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 24,500 (77,868) (69,142) 7,260
Interroll Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 31 (76,498) (73,458) 2,752
JELD-WEN Holding, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 5,835 (35,419) (34,835) 671
Judges Scientific PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 913 (83,524) (93,878) (10,142)
Keisei Electric Railway
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 6,000 (61,079) (54,210) 5,281
Kossan Rubber Industries
Bhd
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 117,200 (45,310) (46,092) (820)
Loar Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 500 (31,526) (35,325) (3,736)
Marten Transport, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 504 (7,232) (6,915) 335
Melrose Industries PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 7,975 (50,424) (49,227) 964
Metsa Board Oyj, Class B
ESTRON Monthly
JPMorgan
Chase 12/10/2060 19,795 (83,305) (73,962) 9,084
Montana Aerospace AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 4,293 (89,815) (82,589) 6,883
Montrose Environmental
Group, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 3,247 (53,705) (46,302) 7,535
Nagoya Railroad Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 6,300 (77,233) (73,384) 830
NFI Group, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 7,240 (52,827) (59,518) (6,653)
Phihong Technology Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 61,000 (59,491) (49,226) 10,268
PNE AG
ESTRON Monthly
JPMorgan
Chase 12/10/2060 5,819 (83,370) (88,970) (6,003)
Recticel SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,296 (40,221) (36,199) 3,983
Rumo SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 20,500 (61,362) (58,269) 3,229
Sdiptech AB, Class B
STIB1D Monthly
JPMorgan
Chase 12/10/2060 3,148 (61,199) (57,794) 3,909
Shapir Engineering and
Industry, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 9,186 (62,512) (55,666) 4,985
Shikun & Binui, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 19,764 (59,704) (51,865) 6,506

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
SMC Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 200 $ (79,848) $ (71,569) $ 6,113
SMS Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 5,100 (42,161) (38,416) 1,988
Spirax Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 920 (83,800) (74,165) 9,827
Taiwan Glass Industry
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 78,000 (41,657) (38,007) 3,678
Talgo SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 19,153 (70,470) (70,691) (415)
TFI International, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 501 (41,382) (38,790) 2,439
Tobu Railway Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,100 (55,899) (52,920) 1,362
Toromont Industries, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 509 (41,439) (39,838) 1,458
Travis Perkins PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 7,573 (56,725) (54,023) 2,905
Unimicron Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 24,000 (80,709) (68,368) 12,435
VAT Group AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 194 (74,836) (69,930) 4,621
Vestas Wind Systems
A/S
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 5,273 (81,983) (72,949) 8,913
WillScot Holdings Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 2,151 (64,014) (59,798) 4,374
XPO, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 372 (39,807) (40,020) (133)
(3,663,478) (3,465,031) 183,522
Information Technology
Alphawave IP Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 48,452 (63,395) (59,003) 4,580
ASM International NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 118 (54,094) (53,772) 269
ASMPT, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 11,500 (84,912) (81,051) 3,857
BE Semiconductor
Industries NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 730 (79,038) (76,290) 2,601
cBrain A/S
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 1,541 (31,527) (35,449) (3,968)
Comet Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 270 (71,375) (67,983) 3,120
Dassault Systemes SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,580 (68,990) (60,155) 8,767
Dye & Durham, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 7,948 (68,865) (59,815) 9,137
Ennostar, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 49,000 (63,179) (58,721) 4,532
Enphase Energy, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 882 (55,848) (54,728) 1,258
Faraday Technology Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 7,000 (50,404) (45,993) 4,374
Freee KK
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 400 (9,922) (9,488) 237
GCL Technology
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 487,000 (75,858) (61,551) 14,265

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Hamamatsu Photonics KK
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,800 $ (51,211) $ (46,793) $ 2,851
HannStar Display Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 332,000 (83,429) (76,065) 7,420
HTC Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 55,000 (74,945) (65,727) 8,970
Ibiden Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,600 (76,928) (70,135) 5,001
indie Semiconductor, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 15,748 (38,200) (32,047) 6,161
Japan Material Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 7,000 (63,885) (57,422) 4,240
Kingdee International
Software Group Co.,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 34,000 (69,155) (57,882) 11,262
Kinsus Interconnect
Technology Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 28,000 (83,054) (69,975) 13,036
Lasertec Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 700 (72,352) (60,165) 10,825
Macronix International
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 126,000 (82,921) (79,538) 3,479
Malaysian Pacific
Industries Bhd
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 21,400 (84,636) (92,743) (8,205)
Megaport, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 12,304 (82,251) (75,109) 6,568
Money Forward, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 2,600 (74,755) (69,927) 3,421
MongoDB, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 208 (38,778) (36,483) 2,372
NCAB Group AB
STIB1D Monthly
JPMorgan
Chase 12/10/2060 17,410 (85,682) (89,055) (2,497)
NCR Atleos Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 300 (7,494) (7,914) (402)
NEXTDC, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 10,518 (85,721) (75,335) 10,018
Nice, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 507 (70,697) (78,261) (8,489)
PKSHA Technology, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 3,700 (80,344) (73,473) 5,305
Powerchip
Semiconductor
Manufacturing Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 151,000 (82,756) (70,242) 12,506
Renesas Electronics
Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,000 (63,566) (53,651) 8,718
RichWave Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 13,000 (78,994) (62,597) 16,352
Riken Keiki Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,000 (73,990) (69,020) 3,047
SentinelOne, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 1,814 (32,960) (32,979) 63
Sesa S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,154 (88,421) (85,450) 2,882
Silex Systems, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 34,638 (84,453) (79,228) 4,784

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Siltronic AG
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,768 $ (86,011) $ (76,737) $ 9,006
SOITEC
ESTRON Monthly
JPMorgan
Chase 12/10/2060 1,353 (83,929) (72,359) 11,413
STMicroelectronics NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 3,423 (86,584) (75,058) 11,441
SUMCO Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 10,800 (85,038) (73,184) 10,564
Technoprobe S.p.A
ESTRON Monthly
JPMorgan
Chase 12/10/2060 12,099 (72,118) (75,720) (3,675)
Tower Semiconductor,
Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 1,300 (49,425) (46,154) 2,608
u-blox Holding AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 861 (71,017) (75,017) (4,270)
Win Semiconductors
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 20,000 (66,233) (60,610) 5,646
WiseTech Global, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 750 (40,249) (38,676) 1,349
(3,229,589) (2,984,730) 226,799
Materials
Albemarle Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 809 (61,800) (58,264) 3,360
ATALAYA MINING
COPPER SA
SONIO/N Monthly
JPMorgan
Chase 12/10/2060 18,068 (83,698) (77,678) 6,318
Aya Gold & Silver, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 8,456 (59,356) (65,342) (5,796)
Bellevue Gold, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 60,785 (50,601) (43,465) 6,783
Capstone Copper Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 11,131 (53,837) (57,316) (3,246)
Century Iron & Steel
Industrial Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 11,000 (63,499) (53,207) 10,237
China Steel Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 69,000 (51,781) (46,775) 5,087
Cleveland-Cliffs, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 4,148 (40,640) (34,097) 6,624
Deep Yellow, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 126,732 (79,101) (85,405) (6,643)
Denison Mines Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 43,204 (60,007) (56,443) 3,670
ERO Copper Corp.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 5,106 (60,431) (61,845) (1,161)
Iluka Resources, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 32,820 (86,106) (80,006) 5,576
Impala Platinum Holdings,
Ltd.
SAONBOR Monthly
JPMorgan
Chase 12/10/2060 11,034 (71,069) (75,962) (4,764)
IperionX, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 23,840 (47,928) (44,795) 2,895
Ivanhoe Electric, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 14,711 (83,389) (85,471) (1,890)
Ivanhoe Mines, Ltd.,
Class A
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 7,039 (63,603) (59,773) 4,105

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Jinchuan Group
International
Resources Co., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 652,000 $ (54,200) $ (52,974) $ 1,126
KGHM Polska Miedz SA
WIBOON Monthly
JPMorgan
Chase 12/10/2060 2,432 (80,330) (79,500) 1,126
Lynas Rare Earths, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 14,900 (66,998) (65,238) 1,293
Nan Ya Plastics Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 83,000 (85,234) (75,620) 9,819
NexGen Energy, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 16,592 (78,215) (74,367) 3,985
Northam Platinum
Holdings, Ltd.
SAONBOR Monthly
JPMorgan
Chase 12/10/2060 11,049 (76,167) (79,097) (2,815)
Novagold Resources, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 23,942 (78,139) (69,877) 8,601
Nufarm, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 3,095 (7,554) (7,709) (207)
OCI NV
ESTRON Monthly
JPMorgan
Chase 12/10/2060 6,820 (83,409) (79,196) 4,131
Osaka Soda Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 6,500 (68,003) (70,987) (4,446)
Paladin Energy, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 21,649 (86,712) (70,100) 16,083
Pilbara Minerals, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 77,887 (88,378) (82,930) 4,913
PureCycle Technologies,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,262 (60,997) (57,173) 3,842
SGL Carbon SE
ESTRON Monthly
JPMorgan
Chase 12/10/2060 18,681 (81,646) (68,516) 12,692
Sika AG
SSARON Monthly
JPMorgan
Chase 12/10/2060 163 (42,262) (39,704) 2,567
Skeena Resources, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 6,670 (61,563) (67,254) (5,438)
Walsin Lihwa Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 104,000 (82,480) (72,844) 9,649
Yara International ASA
NOWA Monthly
JPMorgan
Chase 12/10/2060 2,503 (76,336) (75,504) 2,157
Zhaojin Mining Industry
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 42,000 (76,343) (83,894) (7,563)
(2,351,812) (2,258,328) 92,670
Real Estate
Airport City, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 2,670 (40,838) (37,788) 2,520
Atrium Ljungberg AB,
Class B
STIB1D Monthly
JPMorgan
Chase 12/10/2060 4,285 (68,996) (70,629) (1,065)
Ayala Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,230 (84,712) (85,190) (421)
Azorim-Investment
Development &
Construction Co.,
Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 14,342 (72,324) (61,677) 9,567
Castellum AB
STIB1D Monthly
JPMorgan
Chase 12/10/2060 7,703 (83,032) (84,894) (896)
FastPartner AB, Class A
STIB1D Monthly
JPMorgan
Chase 12/10/2060 10,035 (53,755) (53,142) 1,394

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Total Return Swaps  - Short (2.87%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Real Estate — (continued)
Highwealth Construction
Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 58,000 $ (76,390) $ (76,526) $ (62)
Hopson Development
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 203,200 (89,723) (80,783) 8,877
Lifestyle Communities,
Ltd.
RBACOR Monthly
JPMorgan
Chase 12/10/2060 13,092 (63,162) (64,085) (1,386)
Mabanee Co KPSC
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 32,162 (83,550) (86,022) (2,472)
Mitsubishi Estate Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 4,200 (62,905) (68,653) (7,544)
Nyfosa AB
STIB1D Monthly
JPMorgan
Chase 12/10/2060 5,529 (45,320) (48,266) (2,288)
Sakura Development Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 41,000 (69,633) (78,292) (8,635)
SM Prime Holdings, Inc.
# OBFR01 Monthly
JPMorgan
Chase 12/10/2060 143,100 (58,658) (60,135) (1,438)
StorageVault Canada, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 30,270 (81,383) (82,246) (573)
Summit Real Estate
Holdings, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 4,505 (69,010) (65,285) 2,353
TKP Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/10/2060 1,000 (10,887) (10,790) (121)
Wharf Holdings, Ltd.
(The)
HIHDO/N Monthly
JPMorgan
Chase 12/10/2060 29,000 (73,096) (68,913) 4,172
YIT Oyj
ESTRON Monthly
JPMorgan
Chase 12/10/2060 15,508 (38,533) (37,237) 1,176
(1,225,907) (1,220,553) 3,158
Utilities
Boralex, Inc., Class A
CAONREPO Monthly
JPMorgan
Chase 12/10/2060 4,173 (84,394) (83,863) 532
EDP Renovaveis SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 6,793 (61,472) (56,596) 4,815
Engie Brasil Energia SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 9,600 (61,317) (64,937) (3,555)
Enlight Renewable
Energy, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 5,015 (85,395) (80,788) 3,042
Equatorial Energia SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 6,800 (36,624) (38,132) (1,422)
Hawaiian Electric
Industries, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 8,557 (96,266) (93,699) 2,804
OPC Energy, Ltd.
TELBORON Monthly
JPMorgan
Chase 12/10/2060 9,094 (82,090) (79,710) 737
Orsted AS
DKDR1T Monthly
JPMorgan
Chase 12/10/2060 2,038 (95,532) (89,002) 6,390
Scatec ASA
NOWA Monthly
JPMorgan
Chase 12/10/2060 7,630 (56,549) (57,427) 104
Serena Energia SA
OBFR01 Monthly
JPMorgan
Chase 12/10/2060 72,400 (101,233) (97,566) 3,903
Solaria Energia y Medio
Ambiente SA
ESTRON Monthly
JPMorgan
Chase 12/10/2060 8,686 (71,919) (64,697) 7,151
(832,791) (806,417) 24,501
Total Reference Entity - Short
$ (21,712,382) $ (20,930,265) $ 710,709
Net Value of Reference Entity
$ 1,797,387 $ 2,714,601 $ 1,009,707

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
* Includes $85,842 related to open trades, dividends receivables/payables and swap receivables/payables.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $108,252, which is
0.44% of total net assets.
BUBOR01M - National Bank of Hungary Budapest Interbank Offered Rates 1 Month
BBSW1M - Australian Bank Bill Short Term Rates 1 Month
CAONREPO - Canadian Overnight Repo Rate Average
CIBO01M - Copenhagen Interbank Offered Rates 1 Month
ESTRON - Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M - Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N - Hong King Interbank Offered Rate Fixings Overnight
JIBA1M - South Africa Johannesburg Interbank Agreed Rate 1 Month
MXIBTIIE - Mexico Interbank Equlibrium Interbank Interest Rate 28 Day
MUTKCALM - Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M - Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA - Norwegian Overnight Weighted Average
NZOCR - Reserve Bank of New Zealand Official Cash Rate
OBFR01 - United States Overnight Bank Funding Rate
RBACOR - Reserve Bank of Australia Cash Overnight Rate
SAONBOR - South African Benchmark Overnight Rate
SIBCSORA - Singapore Domestic Interbank Overnight Rate Average
SONIO/N - Sterling Overnight Index Average  Interest Rate Benchmark
SSARON - Swiss Average Rate  Intraday Value
STIB1D - Stockholm Interbank Offered Rate 1 Day
STIB1M - Stockholm Interbank Offered Rates 1 Month
TELBORON - Bank of Israel Tel Aviv Interbank Offered Overnight
WIBO1M - Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON - Warsaw Interbank Bid/Offered Rates Overnight
DKDR1T - Danish Krone Overnight Deposit
TELBOR01 - Bank of Israel Tel Aviv Interbank Offered 1 Month
PRIB01M - Czech Interbank Offered Rates 1 Month